Financial instruments - fair values and risk management - Contractual maturities of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contractual maturities of non-derivative financial liabilities
Carrying amounts	$ 32,744	$ 31,708
Contractual cash flows	32,822	31,704
3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	30,625	30,830
Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	1,198	437
Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	999	437
Lease liabilities
Contractual maturities of non-derivative financial liabilities
Carrying amounts	2,441	1,187
Contractual cash flows	2,519	1,183
Lease liabilities | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	322	309
Lease liabilities | Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	1,198	437
Lease liabilities | Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	999	437
Trade and other payables
Contractual maturities of non-derivative financial liabilities
Carrying amounts	30,303	30,521
Contractual cash flows	30,303	30,521
Trade and other payables | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	$ 30,303	$ 30,521